Revenue from Contracts with Customers - Summary of Revenues Disaggregated by Type of Services (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenues	¥ 930,010,096	$ 142,530,283	¥ 1,091,793,135	¥ 905,614,669
Leased And Operated Hotels
Disaggregation Of Revenue [Line Items]
Revenues	227,074,041	34,800,619	253,420,676	212,671,930
Franchise and Managed Hotels
Disaggregation Of Revenue [Line Items]
Revenues	677,480,818	103,828,478	831,340,340	692,942,739
Initial Franchise Fee
Disaggregation Of Revenue [Line Items]
Revenues	61,051,369	9,356,532	54,930,266	42,806,330
Continuing Franchise Fees
Disaggregation Of Revenue [Line Items]
Revenues	616,429,449	94,471,946	776,410,074	¥ 650,136,409
Others
Disaggregation Of Revenue [Line Items]
Revenues	¥ 25,455,237	$ 3,901,186	¥ 7,032,119